Summary Prospectus Supplement	October 5, 2016

Putnam Global Industrials Fund
Summary Prospectus dated December 30, 2015

The section Your fund’s management is supplemented to reflect that the fund’s portfolio manager is now Daniel Schiff, who joined the fund in October 2016 and is an Analyst.

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